Summary of Significant Accounting Policies (Promotional Allowances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowances [Line Items]
Less promotional allowances	$ 0	$ 0	$ 0
Rooms
Allowances [Line Items]
Less promotional allowances	171,904	147,494	151,407
Food and Beverage
Allowances [Line Items]
Less promotional allowances	76,565	75,647	77,678
Other Products and Services
Allowances [Line Items]
Less promotional allowances	$ 10,900	$ 11,076	$ 11,320